Offerings	Jun. 08, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrant
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	There are being registered hereunder an indeterminate number or amount, as the case may be, of common stock, preferred stock, warrants, debt securities, and units, as may be offered by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $100,000,000. The securities included hereunder may be sold separately or with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock that provides for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $100,000,000. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act. Shares of common stock may be issuable upon conversion of shares of preferred stock registered hereunder. No separate consideration will be received for such shares of common stock. Warrants will represent rights to purchase common stock, preferred stock, debt securities, or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. Shares of Common Stock or preferred stock may be issuable upon conversion of debt securities registered hereunder. No separate consideration will be received for such Common Stock or preferred stock. Each unit will represent an interest in two or more other securities, which may or may not be separable from one another
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	39,000,000
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 8,580,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,184.90
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this S-3 shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock quoted on the NYSE American on June 5, 2026.